Share Based Compensation (Details) - Schedule of RSUs activity - RSUs [Member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation (Details) - Schedule of RSUs activity [Line Items]
Outstanding, Number of RSUs, beginning balance	1,968,974
Granted, Number of RSUs	1,619,898	1,968,974
Forfeited, Number of RSUs	(417,025)
Vested, Number of RSUs	(573,583)
Outstanding, Number of RSUs, ending balance	2,598,084	1,968,974